Condensed Consolidated Statements of Cash Flows (Parenthetical)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Convertible debt [Member]
Debt conversion converted instrument rate	2.50%	2.50%
Non-convertible debt [Member]
Debt conversion converted instrument rate	2.50%	2.50%